VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

July 31, 2022 (unaudited)

	Par
	(000’s	)	Value
MUNICIPAL BONDS: 99.2%
Alabama: 1.2%
Alabama Special Care Facilities Financing Authority- Birmingham, Methodist Home (RB) 5.50%, 06/01/26 (c)	$500		$494,953
Hoover Industrial Development Board, United States Steel Corp. Project (RB) 6.38%, 11/01/30 (p)	390		449,756
Lower Alabama Gas District, Project No. 2 (RB) (SAW) 4.00%, 12/01/25 (c) (p)	1,000		1,022,093
Southeast Alabama Gas Supply District, Series A (RB) 4.00%, 04/01/24 (c) (p)	1,000		1,018,995
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A (RB) 4.50%, 05/01/29 (c)	2,371		2,219,509
			5,205,306
American Samoa: 0.1%
American Samoa Economic Development Authority, Series A (RB) 6.50%, 09/01/28	250		283,397
Arizona: 1.6%
Arizona Industrial Development Authority, Basis School Projects, Series A (RB)
4.75%, 07/01/23 (c)	195		196,813
5.00%, 07/01/26	150		153,429
Arizona Industrial Development Authority, Economic Development, Linder Village Project) (RB) (AGM) 5.00%, 06/01/31	1,000		1,040,096
Arizona Industrial Development Authority, Legacy Cares, Inc. Project, Series A (RB) (AGM) 6.75%, 07/01/27 (c)	500		524,735
Arizona Industrial Development Authority, Legacy Cares, Inc. Project, Series C (RB) (AGM) 6.75%, 07/01/27 (c)	1,000		1,048,559
Arizona Industrial Development Authority, Leman Academy of Excellence - East Tucson and Central Tucson Projects, Series A (RB) 4.00%, 07/01/24 (c)	500		491,389
Arizona Industrial Development Authority, Pinecrest Academy of Nevada-Cadence Campus Project, Series A (RB) 4.00%, 07/15/28 (c)	495		484,654
	Par
	(000’s	)	Value
Arizona (continued)
Arizona Industrial Development Authority, Pinecrest Academy of Northern Nevada Project, Series A (RB) 4.50%, 07/15/25 (c)	$500		$499,788
Arizona Industrial Development Authority, Point 320 LLC, Series A (RB) 3.62%, 05/20/33	476		487,294
City of Phoenix Civic Improvement Corp., Junior Lien Airport, Series D (RB) 5.00%, 07/01/27 (c)	500		557,184
Industrial Development Authority of the City of Phoenix, Basis Schools, Inc. Project, Series A (RB) 4.00%, 07/01/25	325		325,474
Maricopa County Industrial Development Authority, Legacy Traditional Schools Projects, Series B (RB) 4.00%, 07/01/29	240		239,130
Salt Verde Financial Corp. (RB)
5.25%, 12/01/23	200		206,998
5.25%, 12/01/24	65		68,693
5.25%, 12/01/28	10		11,117
5.50%, 12/01/29	370		419,506
			6,754,859
Arkansas: 0.5%
Arkansas Development Finance Authority, Baptist Memorial Health Care Corp., Series B-2 (RB) 5.00%, 09/01/27 (c) (p)	2,000		2,192,229
California: 6.7%
Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series A (RB) 5.00%, 05/01/23	250		256,369
Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series H (RB)
5.00%, 05/01/26	500		547,180
5.00%, 05/01/27	500		554,764
5.00%, 05/01/29	500		569,534
Antelope Valley Healthcare District, Series A (RB) 5.00%, 03/01/26	575		604,987
California Community Choice Financing Authority, Clean Energy Project, Series A (RB) 4.00%, 12/01/27 (c) (p)	1,000		1,035,009

1

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par
	(000’s	)	Value
California (continued)
California Health Facilities Financing Authority, Commonspirit Health, Series A (RB) 5.00%, 04/01/30 (c)	$1,275		$1,445,576
California Municipal Finance Authority, CHF-Davis I, LLC-West Village Student Housing Project, Series A (RB) 5.00%, 11/15/28 (c)	1,340		1,445,408
California Municipal Finance Authority, Community Medical Centers, Series A (RB)
5.00%, 02/01/27	50		55,390
5.00%, 02/01/27 (c)	50		54,828
California Municipal Finance Authority, LINXS APM Project, Series A (RB)
5.00%, 06/30/27	610		664,325
5.00%, 06/30/28	220		240,808
California Municipal Finance Authority, LINXS APM Project, Series A (RB) (AGM) 5.00%, 06/30/28 (c)	260		279,485
California Municipal Finance Authority, United Airlines, Inc., International Airport Project (RB) 4.00%, 07/15/29	3,210		3,215,747
California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB) 7.00%, 07/01/22 (d) *	1,000		600,000
California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB) (SAW) 7.50%, 07/01/32	1,360		1,156,000
California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project, Series A-1 (RB)
3.38%, 07/01/25	400		402,590
3.62%, 07/01/25 (c)	2,000		2,046,391
California Public Finance Authority, Charter Grimmway School Facility, Series A (RB) 4.25%, 07/01/26 (c)	1,000		1,020,540
California Public Finance Authority, Enso Village Project, Series B (RB) 3.12%, 11/15/23 (c)	1,500		1,406,426
California Statewide Communities Development Authority, Daughters of Charity Health System, Series A (RB) 5.75%, 08/29/22 (c)	6		5,903
	Par
	(000’s	)	Value
California (continued)
California Statewide Communities Development Authority, Irvine East Campus Armaments, CHF-Irvine, LLC (RB) 5.00%, 05/15/26 (c)	$300		$312,244
California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Series A (RB) 5.00%, 07/01/24	100		100,946
California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB) 5.00%, 06/01/26 (c)	350		370,515
California Statewide Communities Development Authority, NCCD-Hooper Street LLC-California College of the Arts Project (RB) 5.00%, 07/01/29	250		251,650
California Statewide Communities Development Authority, Southern California Edison Company, Series C (RB) 2.62%, 12/01/23 (p)	500		499,142
City of Modesto, Community Center Refinancing Project, Series A (CP) (AMBAC) 5.00%, 11/01/23	15		14,879
City of Oroville Hospital (RB) 5.00%, 04/01/29 (c)	500		529,594
Compton Public Finance Authority (RB) 4.50%, 09/01/24 (c)	1,000		1,009,857
County of Sacramento, Airport System, Series C (RB) 5.00%, 07/01/27	250		278,434
County of Sacramento, Airport System, Series E (RB) 5.00%, 07/01/28	115		131,876
County of Santa Barbara, Solid Waste System, Series B (CP) (AMBAC) 5.00%, 12/01/28 (c)	520		588,348
El Centro Financing Authority, El Centro Regional Medical Center Project (RB) 4.50%, 07/01/26 (c)	480		485,458
Foothill/Eastern Transportation Corridor Agency, Toll Road, Series A (RB) 6.00%, 01/15/24 (c)	450		478,409

2

	Par (000’s	)	Value
California (continued)
Irvine Unified School District Community Facilities District No. 09-1, Series D (ST) 5.00%, 09/01/26	$110		$120,679
Lake Elsinore Public Financing Authority, Local Agency (ST) 5.00%, 09/01/24	230		242,123
Long Beach Bond Finance Authority, Natural Gas Purchase, Series A (RB) 5.50%, 11/15/30	265		302,587
Los Angeles Unified School District, Series B (CP) 5.00%, 10/01/22 (c)	165		165,753
MSR Energy Authority, Series A (RB) 6.12%, 11/01/29	280		316,537
Northern California Energy Authority, Series A (RB) 4.00%, 07/01/24 (p)	1,250		1,279,578
Oakland Unified School District (GO) 5.00%, 08/01/26	380		424,532
Palomar Health (RB)
5.00%, 11/01/25	250		268,945
5.00%, 11/01/26 (c)	90		97,584
Port Oakland (RB) 5.00%, 11/01/23	195		202,398
Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/24	110		115,959
River Islands Public Financing Authority, Improvement Area No. 1, Series A (ST) (AGM) 5.00%, 09/01/29 (c)	500		567,435
Riverside County Public Financing Authority, Capital Facilities Project (RB) 5.00%, 11/01/23	110		114,772
San Francisco Community College District (GO)
5.00%, 06/15/25	1,000		1,091,221
5.00%, 06/15/25 (c)	205		223,374
San Francisco Redevelopment Agency, Community Facilities District No. 6, Series A (ST) 5.00%, 08/29/22 (c)	120		120,250
Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST) 4.00%, 09/01/21 (d) *	370		192,400
			28,504,739
Colorado: 2.0%
Arista Metropolitan District in the City and County of Broomfield, Series A (GO) 4.38%, 12/01/23 (c)	500		500,267
	Par
	(000’s	)	Value
Colorado (continued)
City & County of Denver, Colorado Airport System, Series A (RB) 5.00%, 12/01/28 (c)	$295		$331,487
City and County of Denver, United Airlines, Inc. Project (RB) 5.00%, 10/01/23 (c)	500		504,141
Colorado Health Facilities Authority, Aberdeen Ridge, Series B-1 (RB) 3.50%, 05/15/23 (c)	1,000		939,901
Colorado Public Authority, Natural Gas Purchase (RB) 6.12%, 11/15/23	70		72,152
Denver Convention Center Hotel Authority (RB) 5.00%, 12/01/26 (c)	600		648,125
Dominion Water and Sanitation District (RB) 5.25%, 08/29/22 (c)	1,180		1,205,469
Fountain Urban Renewal Authority, South Academy Highlands Project, Series A (TA) 4.50%, 11/01/25 (c)	595		574,601
Painted Prairie Public Improvement Authority (RB) 4.00%, 12/01/24 (c)	500		490,630
Public Authority for Colorado Energy, Natural Gas Purchase (RB) 6.25%, 11/15/28	140		158,328
Rocky Mountain Rail Park Metropolitan District (GO) 5.00%, 03/01/26 (c)	500		489,893
Southlands Metropolitan District No. 1, Series A-1 (GO) 3.50%, 12/01/27	200		193,570
STC Metropolitan District No. 2, Series A (GO) 4.00%, 12/01/24 (c)	500		486,061
Transport Metropolitan District No. 3 (GO) 4.12%, 03/01/26 (c)	1,000		967,334
Windler Public Improvement Authority, Series A-1 (RB) (BAM) 4.00%, 09/01/26 (c)	1,000		913,475
			8,475,434
Connecticut: 0.6%
City of Hartford, Series A (GO) 5.00%, 04/01/23 (c)	405		414,162
Connecticut State Health and Educational Facilities Authority, Masonicare Issue, Series F (RB) 4.00%, 07/01/26 (c)	120		121,036

3

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par
	(000’s	)	Value
Connecticut (continued)
Harbor Point Infrastructure Improvement District, Harbor Point Project (TA) 5.00%, 04/01/27 (c)	$1,000		$1,060,890
Town of Hamden, Whitney Center Project (RB) 5.00%, 01/01/26 (c)	500		505,719
University of Connecticut, Series A (RB) 5.00%, 03/15/25	380		410,989
			2,512,796
Delaware: 0.2%
Delaware State Economic Development Authority, NRG Energy Project, Series A (RB) 1.25%, 10/01/25 (c) (p)	1,000		945,890
District of Columbia: 0.4%
District of Columbia, Ingleside at Rock Creek Project, Series A (RB) 4.12%, 07/01/24 (c)	1,060		1,050,903
District of Columbia, Latin American Montessori Bilingual Public Charter School (RB) 4.00%, 06/01/30	500		502,245
			1,553,148
Florida: 6.5%
Capital Projects Finance Authority, Capital Projects Loan Program - Florida Universities, Series A-1 (RB) (NATL) 5.00%, 10/01/30	500		531,998
Capital Trust Agency, Education Growth Fund, LLC Charter School Portfolio Project, Series A-1 (RB) 3.38%, 07/01/31	1,540		1,393,799
Capital Trust Agency, Educational Facilities, Renaissance Charter School, Inc., Series A (RB) 4.38%, 06/15/27	1,050		1,055,697
Capital Trust Agency, Inc., Elim Senior Housing, Inc. Project (RB) 5.00%, 08/01/24 (c)	500		457,450
Capital Trust Agency, The Marie Selby Botanical Gardens, Inc. Project (RB) 4.00%, 06/15/26 (c)	535		495,210
Central Florida Expressway Authority, Series D (RB) (AGM) 5.00%, 07/01/31 (c)	500		589,307
City of Orlando, Florida Senior Tourist Development Tax, Series A (RB) (AGM) 5.00%, 11/01/27 (c)	500		570,767
	Par
	(000’s	)	Value
Florida (continued)
City of Orlando, Tourist Development Tax, Series A (RB) (AGM) 5.00%, 11/01/27	$600		$688,035
City of Pompano Beach, John Knox Village Project, Series B-1 (RB) 2.00%, 01/01/29	1,000		894,140
County of Broward, Florida Airport System, Series A (RB) 5.00%, 10/01/25 (c)	290		309,218
County of Miami-Dade, Series A (RB) 5.00%, 10/01/26 (c)	750		814,966
County of Palm Beach, Atlantic University Housing Project, Series A (RB) 5.00%, 04/01/29	500		506,679
Escambia County, Health Facilities Authority, Baptist Health Care Corp., Series A (RB) (SAW) 5.00%, 02/15/30 (c)	500		553,819
Florida Development Finance Corp., IPS Florida LLC- Idea Florida, Inc. (RB) 5.25%, 06/15/27 (c)	500		503,595
Florida Development Finance Corp., Renaissance Chapter School, Inc. Project, Series C (RB) 4.00%, 09/15/27 (c)	470		456,949
Florida Development Finance Corp., Southwest Charter Foundation Inc. Project, Series A (RB) 5.12%, 06/15/27	150		148,687
Florida Development Finance Corp., The Glenridge on Palmer Ranch Project (RB) (SAW) 5.00%, 06/01/28 (c)	625		613,161
Florida Development Finance Corp., Virgin Trains USA Passenger Rail Project, Series A (RB)
6.25%, 01/01/24 (c) (p)	2,015		2,000,148
6.38%, 01/01/26 (c) (p)	2,730		2,676,340
6.50%, 01/01/29 (c) (p)	4,750		4,585,896
Florida Development Finance Corp., Waste Pro USA, Inc. Project (RB) 5.00%, 08/29/22 (c)	500		502,688
Hillsborough County, Aviation Authority, Florida Tampa International Airport, Series A (RB) 5.00%, 10/01/23 (c)	500		518,781

4

	Par
	(000’s	)	Value
Florida (continued)
JEA Electric System, Series B (RB) 5.00%, 10/01/27 (c)	$110		$123,834
Miami-Dade County Industrial Development Authority, NCCD-Biscayne Properties LLC Project, Series A (RB) 5.00%, 06/01/25 (c)	315		316,628
Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
5.00%, 10/01/23	250		258,156
5.00%, 10/01/24	250		262,465
Northern Palm Beach County Improvement District, Unit of Development No. 2C (SA) 4.50%, 08/01/24	125		126,481
Orlando-Orange County Expressway Authority, Series A (RB) 5.00%, 07/01/23 (c)	500		515,856
Polk Country Industrial Development Authority, Florida Industrial Development (RB) 5.88%, 01/01/33	2,000		2,123,931
School Board of Miami-Dade County, Series D (CP) 5.00%, 02/01/26 (c)	120		129,327
School District of Broward County, Series B (CP) 5.00%, 07/01/27 (c)	315		353,038
School District of St. Lucie County, Sales Tax (RB) (AGM) 5.00%, 10/01/25	250		272,740
State of Florida Department of Transportation, Federal Highway, Series A (RB) (SAW) 5.00%, 07/01/23	1,000		1,030,321
Village Community Development District No. 12 (SA) (SAW) 3.80%, 05/01/28	470		472,877
Village Community Development District No. 13 (SA)
2.62%, 05/01/24	245		241,118
3.00%, 05/01/29	240		226,875
			27,320,977
Georgia: 1.4%
Atlanta Development Authorities Senior Health Care Facilities, Proton Treatment Center Project, Series A-1 (RB) 6.00%, 01/01/23	250		132,500
	Par
	(000’s	)	Value
Georgia (continued)
Burke County Development Authority, Georgia Power Company Plant Vogtle Project (RB)
2.25%, 05/25/23 (p)	$250		$248,884
2.92%, 03/12/24 (p)	250		250,517
Burke County Development Authority, Georgia Power Company Plant Vogtle Project, Series E (RB) 3.25%, 02/03/25 (p)	1,000		1,013,483
Floyd County Development Authority, Spires at Berry College Project, Series A (RB) (SBG) 5.50%, 12/01/24 (c)	250		250,433
George L Smith II Congress Center Authority, Convention Center Hotel, First Ties, Series A (RB) 2.38%, 01/01/31	1,500		1,355,218
Georgia Local Government, Grantor Trust, Series A (CP) (NATL) 4.75%, 06/01/28	380		411,797
Georgia State Road and Tollway Authority (RB)
5.00%, 06/01/25	300		326,857
5.00%, 06/01/28	250		290,086
Main Street Natural Gas, Inc., Series A-1 (RB)
5.50%, 09/15/23	130		134,160
5.50%, 09/15/25	135		145,541
Main Street Natural Gas, Inc., Series C (RB) 4.00%, 09/01/26 (c) (p)	1,000		1,022,544
Marietta Development Authority, University Facilities, Life University, Inc. Project, Series A (RB) 5.00%, 11/01/27	250		262,065
White County Development Authority, Truett McConnell University Project, Series A (RB) 5.00%, 10/01/26 (c)	250		247,759
			6,091,844
Guam: 1.1%
Guam Government, Business Privilege Tax, Series D (RB) 5.00%, 11/15/25 (c)	360		386,875
Guam Government, Business Privilege Tax, Series F (RB)
5.00%, 01/01/30	1,000		1,096,673
5.00%, 01/01/31	1,000		1,102,999

5

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par
	(000’s	)	Value
Guam (continued)
Guam Government, Department of Education, John F. Kennedy High School and Energy Efficiency Project, Series A (CP) 3.62%, 02/01/25	$250		$243,993
Guam Government, Hotel Occupancy Tax, Series A (RB) 5.00%, 11/01/28	250		271,834
Guam Government, Series A (RB) 5.00%, 12/01/24	1,000		1,059,819
Guam Government, Waterworks Authority, Water and Wastewater System (RB) 5.50%, 07/01/23 (c)	500		517,186
			4,679,379
Hawaii: 0.4%
State of Hawaii Department of Budget & Finance, Hawaiian Electric Company, Inc., Series A (RB) 3.10%, 05/01/26	1,500		1,513,549
Illinois: 15.6%
Chicago Board of Education, Series A (GO)
5.00%, 12/01/29 (c)	1,000		1,083,110
5.00%, 12/01/29	1,000		1,089,335
5.00%, 12/01/30 (c)	2,000		2,171,392
7.00%, 12/01/25 (c)	200		223,714
Chicago Board of Education, Series A (GO) (AGM)
5.00%, 12/01/28 (c)	200		220,352
5.00%, 12/01/28 (c)	250		269,644
Chicago Board of Education, Series A (GO) (AMBAC) 5.50%, 12/01/26	230		254,406
Chicago Board of Education, Series A (GO) (NATL)
0.01%, 12/01/24	310		290,375
0.01%, 12/01/26	310		273,015
0.01%, 12/01/28	795		647,375
Chicago Board of Education, Series B (GO)
5.00%, 12/01/29 (c)	2,000		2,160,169
5.00%, 12/01/29 (c)	1,950		2,102,275
5.00%, 12/01/29 (c)	1,250		1,353,887
5.00%, 12/01/30 (c)	3,000		3,268,273
5.00%, 12/01/30	2,000		2,186,088
Chicago Board of Education, Series B-1 (GO) (NATL) 0.01%, 12/01/23	350		337,661
Chicago Board of Education, Series C (GO)
5.00%, 12/01/24	1,000		1,041,076
5.00%, 12/01/27	500		538,701
	Par
	(000’s	)	Value
Illinois (continued)
Chicago Midway International Airport, Series A (RB) (AGM) 5.00%, 01/01/24 (c)	$750		$773,044
Chicago Midway International Airport, Series B (RB) 5.00%, 01/01/24 (c)	260		269,819
Chicago O’Hare International Airport, Series B (RB)
4.00%, 08/29/22 (c)	300		301,243
5.00%, 01/01/25 (c)	295		312,511
5.00%, 01/01/25 (c)	105		112,250
5.00%, 01/01/25 (c)	190		202,073
Chicago School Reform Board of Trustees, Series A (GO) (NATL) 0.01%, 12/01/29	575		448,764
Chicago School Reform Board of Trustees, Series B-1 (GO) (NATL)
0.00%, 12/01/28 ^	1,515		1,233,677
0.00%, 12/01/29 ^	585		456,569
0.01%, 12/01/24	515		482,397
0.01%, 12/01/25	560		508,839
0.01%, 12/01/26	490		431,540
0.01%, 12/01/30	190		141,784
Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB)
5.00%, 06/01/24	115		121,296
5.00%, 06/01/25	1,000		1,080,008
5.00%, 06/01/26	535		590,377
Chicago Transit Authority, Federal Transit Administration Section 5337 Urbanized Area Formula (RB) 5.00%, 06/01/25	1,000		1,080,008
City of Chicago, Neighborhoods Alive 21 Program, Series B (GO) 5.00%, 01/01/25	280		294,038
City of Chicago, Series A (GO)
5.00%, 01/01/30	1,500		1,631,467
5.25%, 01/01/24 (c)	180		184,928
City of Chicago, Series C (GO)
5.00%, 01/01/24	400		412,711
5.00%, 01/01/25	1,090		1,144,648
City of Chicago, Water Revenue, Second Lien (RB)
5.00%, 11/01/22 (c)	100		100,696
5.00%, 11/01/24 (c)	100		104,005
5.00%, 11/01/24 (c)	150		156,719
5.00%, 11/01/24 (c)	270		281,621
City of Chicago, Water Revenue, Second Lien, Series A-1 (RB) 5.00%, 11/01/26 (c)	100		106,688
Cook County Community College District No. 508 (GO) 5.25%, 12/01/23 (c)	240		245,568

6

	Par
	(000’s	)	Value
Illinois (continued)
County of Cook, Series A (GO) 5.00%, 11/15/26 (c)	$500		$550,847
Illinois Finance Authority, Admiral Lake Project (RB) 5.00%, 05/15/24 (c)	500		452,171
Illinois Finance Authority, Charter School, Art In Motion Project, Series A (RB) 4.00%, 07/01/31	1,000		897,996
Illinois Finance Authority, Friendship Village of Schaumburg (RB) 5.00%, 02/15/27	1,190		855,967
Illinois Finance Authority, Lutheran Life Communities, Series A (RB) 5.00%, 11/01/26 (c)	250		255,904
Illinois Finance Authority, Roosevelt University (RB) 5.40%, 08/29/22 (c)	100		100,036
Illinois Finance Authority, Three Crowns Park (RB) 4.00%, 02/15/24 (c)	250		250,484
Illinois Municipal Electric Agency, Power Supply System, Series A (RB) 5.00%, 08/01/25 (c)	785		850,877
Illinois Sports Facilities Authority (RB)
5.00%, 06/15/28	395		410,847
5.00%, 06/15/29	545		568,767
Illinois Sports Facilities Authority (RB) (AMBAC) 0.00%, 06/15/26 ^	260		232,135
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB) (NATL) 0.00%, 12/15/24 ^	130		121,913
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB) 5.00%, 12/15/27 (c)	500		539,196
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB) (NATL) 0.00%, 06/15/28 ^	115		95,380
Northern Illinois Municipal Power Agency, Series A (RB) 5.00%, 12/01/26 (c)	330		370,349
State of Illinois (GO)
3.50%, 06/01/26 (c)	1,645		1,649,616
3.50%, 06/01/26 (c)	350		354,119
4.00%, 08/29/22 (c)	185		185,250
4.12%, 11/01/26 (c)	100		102,563
4.12%, 08/29/22 (c)	300		300,352
5.00%, 01/01/26	200		216,062
	Par
	(000’s	)	Value
Illinois (continued)
5.00%, 11/01/24	$705		$747,144
5.00%, 12/01/25	1,315		1,418,824
5.00%, 02/01/24	500		521,797
5.00%, 02/01/24	120		125,231
5.00%, 02/01/24 (c)	150		156,364
5.00%, 02/01/26	515		557,084
5.00%, 02/01/27	500		547,423
5.00%, 02/01/27 (c)	600		647,872
5.00%, 05/01/24 (c)	100		103,917
5.00%, 06/01/26	100		108,604
5.00%, 06/01/26 (c)	455		492,103
5.00%, 08/01/22 (c)	920		920,000
5.00%, 08/01/23	700		721,273
5.25%, 07/01/23 (c)	275		282,364
5.50%, 07/01/23 (c)	60		61,886
5.50%, 07/01/23 (c)	500		515,984
5.50%, 07/01/23 (c)	270		278,760
State of Illinois (GO) (NATL) 6.00%, 11/01/26	2,000		2,183,393
State of Illinois, Sales Tax (RB)
4.00%, 06/15/26 (c)	810		843,683
5.00%, 06/15/23 (c)	190		194,320
5.00%, 06/15/23 (c)	285		291,280
5.00%, 06/15/23	525		537,516
5.00%, 06/15/26	235		253,983
5.00%, 06/15/31	1,000		1,118,707
State of Illinois, Sales Tax (RB) (BAM) 3.00%, 06/15/31 (c)	500		481,717
State Of Illinois, Sales Tax, Series A (RB) (BAM) 4.00%, 06/15/30	1,000		1,077,068
State of Illinois, Series A (GO)
4.00%, 08/29/22 (c)	100		100,112
5.00%, 10/01/28	500		553,797
5.00%, 03/01/29	500		555,518
5.00%, 03/01/30	500		558,648
State of Illinois, Series B (GO)
4.00%, 10/01/30 (c)	500		507,980
5.00%, 10/01/28 (c)	1,000		1,084,002
5.00%, 09/01/27	600		660,861
State of Illinois, Series C (GO) 5.00%, 11/01/27 (c)	315		342,518
State of Illinois, Series D (GO)
3.25%, 11/01/26	165		168,617
5.00%, 11/01/25	1,250		1,346,967
5.00%, 11/01/26	1,395		1,522,900
5.00%, 11/01/27 (c)	110		120,413
5.00%, 11/01/27	1,130		1,245,448
			66,037,045
Indiana: 0.9%
City of Anderson, Indiana Economic Development, Anderson University (RB) 4.75%, 10/01/22 (c)	290		270,422

7

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par
	(000’s	)	Value
Indiana (continued)
Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series B (RB) 3.00%, 11/01/30	$1,000		$947,991
Indiana Finance Authority, United States Steel Corp. Project, Series A (RB) 4.12%, 12/01/26	2,000		1,992,455
Indianapolis Local Public Improvement, Indianapolis Airport Authority Project, Series D (RB) 5.00%, 01/01/29	500		564,197
			3,775,065
Iowa: 1.3%
City of Coralville, Marriott Hotel and Convention Center, Series E (CP) 4.00%, 06/01/24 (c)	945		945,353
Iowa Finance Authority, Midwestern Disaster Area, Iowa Fertilizer Company Project (RB) 4.00%, 12/01/32 (c) (p)	1,000		1,035,089
Iowa Finance Authority, Northcrest, Inc. Project, Series B (RB) 5.00%, 03/01/24 (c)	350		360,809
Iowa Higher Education Loan Authority, Wartburg College Project (RB) 4.00%, 10/01/25	955		954,920
PEFA, Inc., Gas Project (RB) 5.00%, 09/01/26 (c) (p)	1,920		2,028,650
			5,324,821
Kansas: 0.1%
City of Goddard, Olympic Park Star Bond Project (RB) 3.60%, 12/01/22 (c)	275		261,424
Kansas Development Finance Authority, Village Shalom Project, Series B (RB) (AGC) 4.00%, 11/15/25	100		95,079
			356,503
Kentucky: 0.7%
Commonwealth of Kentucky, State Property and Building Commission, Project No. 108, Series A (RB) 5.00%, 08/01/25 (c)	140		151,325
Commonwealth of Kentucky, State Property and Building Commission, Project No. 108, Series B (RB) 5.00%, 08/01/26	140		155,097
	Par
	(000’s	)	Value
Kentucky (continued)
Commonwealth of Kentucky, State Property and Building Commission, Project No. 112, Series B (RB)
5.00%, 11/01/25	$630		$686,580
5.00%, 11/01/26 (c)	325		361,400
Kentucky Asset Liability Commission Project, Federal Highway Trust, First Series A (RB)
5.00%, 09/01/23	600		621,144
5.25%, 09/01/23 (c)	250		259,120
5.25%, 09/01/23	250		259,477
Kentucky Economic Development Finance Authority, Masonic Home Independent Living II, Inc., Series A (RB) 5.00%, 05/15/26	85		86,408
Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) (NATL) 5.00%, 09/01/25 (c)	175		190,323
			2,770,874
Louisiana: 2.0%
Calcasieu Parish Service District, Lake Charles Memorial Hospital Project (RB) 5.00%, 12/01/27	1,025		1,118,411
Calcasieu Parish Service District, Lake Charles Memorial Hospital Project (RB) (SBG) 5.00%, 12/01/29	150		165,961
City of Alexandria, Series A (RB) 5.00%, 05/01/23 (c)	1,000		1,026,157
City of New Orleans, Water System (RB) 5.00%, 12/01/25 (c)	305		335,914
City of Shreveport, Water and Sewer, Series C (RB) (BAM) 5.00%, 12/01/26	525		581,601
Louisiana Local Government Environment Facilities and Community Development Authority, St. James Place of Baton Rouge Project, Series A (RB) 5.50%, 11/15/25	600		608,995
Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 3.50%, 11/01/27 (c)	3,060		3,036,443

8

	Par
	(000’s	)	Value
Louisiana (continued)
Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project (RB) 7.00%, 07/01/24 (d) *	$330		$3
Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB) 7.50%, 07/01/23 (d) *	521		5
Parish of St James, Nustar Logistics, LP Project (RB) 6.10%, 06/01/30 (p)	1,500		1,692,681
			8,566,171
Maine: 0.6%
Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center (RB) 5.00%, 07/01/23 (c)	2,300		2,370,804
Maryland: 0.7%
City of Baltimore, East Baltimore Research Park Project, Series A (RB) 4.00%, 09/01/27	200		202,627
City of Baltimore, Harbor Point Project (RB) 4.25%, 06/01/26	145		148,599
County of Frederick, Mount Saint Mary’s University, Series A (RB) 5.00%, 09/01/27	350		361,816
County of Howard, Series A (TA) 4.00%, 02/15/26 (c)	200		200,265
Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 08/29/22 (c)	695		696,825
Maryland Economic Development Corp., Metro Centre at Owings Mills Project (TA) 3.75%, 01/01/27 (c)	155		153,965
Maryland Economic Development Corp., Port Covington Project (TA) 3.25%, 09/01/30	1,000		936,757
Maryland Economic Development Corp., Transportation Facilities, Series A (RB) 5.00%, 06/01/28	425		476,509
			3,177,363
Massachusetts: 0.6%
Collegiate Charter School of Lowell (RB) 5.00%, 06/15/26 (c)	490		503,665
	Par
	(000’s	)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Beth Israel Lahey Health, Inc., Series I (RB) 5.00%, 07/01/26 (c)	$310		$340,187
Massachusetts Development Finance Agency, Beth Israel Lahey Health, Inc., Series K (RB) 5.00%, 07/01/28	500		570,703
Massachusetts Development Finance Agency, Newbridge on the Charles, Inc. (RB) 4.00%, 10/01/22 (c)	250		262,938
Massachusetts Development Finance Agency, Suffolk University (RB) 5.00%, 07/01/27 (c)	335		367,977
Massachusetts Development Finance Agency, UMass Memorial Health Care, Series I (RB) 5.00%, 07/01/26 (c)	100		108,762
Massachusetts Educational Financing Authority (RB) 5.00%, 01/01/25 (c)	275		289,400
			2,443,632
Michigan: 1.4%
City of Detroit, Series A (GO) (SBG) 5.00%, 04/01/31 (c)	500		549,334
Grand Rapids Economic Development Corp., Beacon Hill at Eastgate, Series A (RB) 4.00%, 11/01/24 (c)	250		251,991
Great Lakes Water Authority, Water Supply System, Senior Lien, Series C (RB)
5.00%, 07/01/26 (c)	1,000		1,096,108
5.00%, 07/01/26 (c)	500		556,114
Michigan Finance Authority Higher Education, Aquinas College Project (RB) 4.00%, 05/01/31	500		465,901
Michigan Finance Authority Higher Education, Thomas M. Cooley Law School Project (RB) 6.25%, 07/01/24 (c)	1,000		1,020,663
Michigan Strategic Fund, I-75 Improvement Project (RB) 5.00%, 12/31/28 (c)	155		165,032
Wayne County Airport Authority, Detroit metropolitan Wayne County Airport, Series C (RB) 5.00%, 12/01/27	1,415		1,614,009
			5,719,152

9

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Minnesota: 0.7%
City of Anoka, Homestead at Anoka, Inc. Project (RB) 4.25%, 11/01/24 (c)	$100		$98,516
City of Blaine, Senior Housing and Health Facility, Series A (RB) 5.12%, 07/01/25	415		390,627
City of Brooklyn Park, Charter School, Athlos Leadership Academy Project, Series A (RB) 5.25%, 07/01/25 (c)	350		354,885
City of St Paul, Housing and Redevelopment Authority, Minnesota Health Care Facilities, Series A (RB) 5.00%, 07/01/25 (c)	500		531,298
Duluth Economic Development Authority, Benedictine Health System, Series A (RB) 4.00%, 07/01/26 (c)	1,000		999,228
Minneapolis St. Paul Metropolitan Airports Commission, Series A (RB) 5.00%, 01/01/25	640		685,292
Saint Paul Housing and Redevelopment Authority, Series A (RB) 5.00%, 09/01/26	120		122,850
			3,182,696
Mississippi: 0.1%
Mississippi Business Finance Corp., Waste Pro USA, Inc. Project (RB) 5.00%, 08/02/27 (p)	500		504,620
Missouri: 1.0%
City of St. Ann, Northwest Plaza Redevelopment Project, Series A (TA)
4.00%, 11/01/26	35		35,081
4.62%, 11/01/27 (c)	600		598,536
City of St. Louis, Industrial Development Authority, Ballpark Village Development Project, Series A (RB) 3.88%, 11/15/26 (c)	220		200,369
Kansas City Land Clearance Redevelopment Authority, Convention Center Hotel Project, Series B (TA) (AMBAC) 4.38%, 02/01/28 (c)	1,915		1,742,350
Lees Summit Industrial Development Authority, John Knox Village, Series A (RB) 5.00%, 08/15/25 (c)	125		127,739
	Par (000’s	)	Value
Missouri (continued)
Maryland Heights Industrial Development Authority, San Louis Community Ice Center Project, Series A (RB) (BAM) 4.38%, 03/15/28 (c)	$400		$383,209
Plaza at Noah’s Ark Community Improvement District (RB) 3.00%, 05/01/29 (c)	500		461,088
St. Louis County, Industrial Development Authority, Friendship Village St. Louis, Series A (RB) 5.00%, 09/01/25 (c)	500		510,219
			4,058,591
Montana: 0.0%
City of Forsyth, Rosebud County, Montana Pollution Control (RB) 2.00%, 08/01/23	220		220,600
Nebraska: 0.2%
Central Plains Energy Project, Gas Project Crossover, Series A (RB)
5.00%, 09/01/27	500		544,541
5.00%, 09/01/28	100		109,531
5.00%, 09/01/30	125		138,327
			792,399
Nevada: 1.1%
City of Reno, Tax Increment Senior Lien, Series C (TA) 5.40%, 08/29/22 (c)	305		299,897
City of Sparks, Tourism Improvement District No. 1, Legends at Sparks Marina (RB)
2.50%, 06/15/24	230		224,567
2.75%, 06/15/28	1,000		919,094
Clark County, Airport System, Series A-2 (RB) 5.00%, 07/01/24 (c)	100		105,953
Clark County, Nevada Pollution Control, Southern California Edison Company (RB) 2.10%, 06/01/31	5		4,372
Clark County, School District, Series A (GO) 5.00%, 06/15/24	500		529,891
Clark County, School District, Series B (GO) (AGM)
5.00%, 06/15/29 (c)	250		290,806
5.00%, 06/15/29	250		292,315
Clark County, School District, Series B (GO) (BAM)
5.00%, 06/15/30 (c)	500		588,465
5.00%, 06/15/30	250		296,208
Clark County, School District, Series C (GO) 5.00%, 12/15/25 (c)	115		125,635

10

	Par (000’s	)	Value
Nevada (continued)
State of Nevada, Department of Business and Industry, Fulcrum Sierra Biofuels, LLC Project (RB) 5.88%, 12/15/27	$409		$429,119
State of Nevada, Department of Business and Industry, Somerset Academy, Series A (RB) 4.50%, 12/15/25 (c)	545		552,286
			4,658,608
New Hampshire: 0.1%
National Finance Authority, Covanta Project, Series A (RB) 4.00%, 07/01/23 (c)	250		250,015
New Hampshire Health and Education Facilities Authority, Hillside Village, Series A (RB) 5.25%, 07/01/24 (c) (d) *	290		116,000
			366,015
New Jersey: 9.8%
Gloucester County, Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	375		392,704
New Jersey Economic Development Authority, American Water Company, Inc. Project, Series B (RB) 2.05%, 12/03/29 (p)	1,250		1,173,911
New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
5.12%, 08/29/22 (c)	655		662,253
5.25%, 08/29/22 (c)	2,000		2,022,542
5.75%, 09/15/22 (c)	300		300,797
New Jersey Economic Development Authority, Lions Gate Project (RB) 4.38%, 01/01/24	40		40,062
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB)
4.00%, 07/01/27 (c)	760		778,871
5.00%, 07/01/27 (c)	1,000		1,069,912
New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) 4.00%, 11/01/27	380		400,633
New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB)
4.00%, 11/01/25	500		522,980
5.00%, 11/01/25	115		124,370
	Par (000’s	)	Value
New Jersey (continued)
New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Series A (RB) (AGM) 5.00%, 11/01/29 (c)	$110		$123,308
New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB) 5.50%, 12/15/26 (c)	115		127,667
New Jersey Economic Development Authority, School Facilities Construction, Series BBB (RB) 5.50%, 12/15/26 (c)	100		115,454
New Jersey Economic Development Authority, School Facilities Construction, Series N-1 (RB) (NATL) 5.50%, 09/01/23	400		415,394
New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB)
5.00%, 03/01/23 (c)	200		203,511
5.00%, 03/01/23 (c)	35		35,587
5.00%, 03/01/23 (c)	1,500		1,525,610
5.00%, 03/01/23 (c)	1,660		1,693,586
5.00%, 03/01/23 (c)	455		463,211
New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB)
5.00%, 06/15/24 (c)	340		356,100
5.00%, 06/15/24 (c)	500		530,990
5.00%, 06/15/24 (c)	320		339,834
New Jersey Economic Development Authority, School Facilities Construction, Series UU (RB)
5.00%, 06/15/24 (c)	690		732,109
5.00%, 06/15/24	430		452,449
New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
4.25%, 06/15/25 (c)	440		459,240
4.38%, 06/15/25 (c)	130		135,499
5.00%, 06/15/25 (c)	345		369,163
New Jersey Economic Development Authority, State House Project, Series B (RB) 4.00%, 12/15/28 (c)	750		783,245
New Jersey Economic Development Authority, West Campus Housing, LLC, Series A (RB) 4.12%, 07/01/25 (c)	175		163,238

11

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
New Jersey (continued)
New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB)
5.00%, 06/15/24 (c)	$175		$183,536
5.00%, 06/15/24 (c)	145		151,866
New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program (RB) 5.00%, 10/01/24	315		332,798
New Jersey State Turnpike Authority, Series A (RB) (AGM) 5.25%, 01/01/26	500		555,411
New Jersey Transportation Trust Fund Authority, Series A (RB)
0.00%, 12/15/25 ^	120		109,741
0.00%, 12/15/26 ^	360		319,127
0.00%, 12/15/32 ^	5		3,451
5.00%, 12/15/24	500		532,008
5.00%, 12/15/25	500		542,061
5.00%, 12/15/26	1,050		1,160,186
5.00%, 12/15/28	885		994,605
5.00%, 12/15/28 (c)	205		227,520
5.00%, 06/15/24	300		315,662
5.00%, 06/15/26 (c)	395		427,893
5.00%, 06/15/26 (c)	500		540,094
5.00%, 06/15/31	1,100		1,249,029
5.25%, 12/15/23	270		281,936
New Jersey Transportation Trust Fund Authority, Series A-1 (RB)
5.00%, 06/15/23	410		420,988
5.00%, 06/15/26 (c)	845		927,936
5.00%, 06/15/26 (c)	110		119,529
New Jersey Transportation Trust Fund Authority, Series AA (RB)
5.00%, 12/15/28 (c)	500		552,403
5.00%, 06/15/23 (c)	490		502,388
5.00%, 06/15/23	745		765,489
5.00%, 06/15/25 (c)	275		294,260
5.25%, 06/15/25 (c)	1,065		1,123,392
5.25%, 06/15/25 (c)	365		388,055
5.25%, 06/15/25 (c)	435		463,928
5.25%, 06/15/25 (c)	100		107,225
New Jersey Transportation Trust Fund Authority, Series BB (RB) 5.00%, 12/15/31 (c)	1,000		1,124,468
New Jersey Transportation Trust Fund Authority, Series C (RB) (AGM) 0.01%, 12/15/29	290		235,349
New Jersey Transportation Trust Fund Authority, Series D (RB)
5.00%, 12/15/23	735		765,022
5.00%, 12/15/24 (c)	1,380		1,445,319
	Par (000’s	)	Value
New Jersey (continued)
5.25%, 12/15/23	$515		$537,766
Newark Housing Port Authority, Marine Terminal Redevelopment Project (RB) (NATL) 5.00%, 01/01/32	120		133,274
Pollution Control Financing Authority, Chambers Project, Series A (RB) 5.00%, 12/01/23	35		35,957
State of New Jersey, Covid-19 General Emergency, Series A (GO)
5.00%, 06/01/26	500		552,336
5.00%, 06/01/27	500		564,061
State of New Jersey, Various Purposes (GO)
2.00%, 12/01/29 (c)	2,000		1,814,706
3.00%, 06/01/26	80		82,034
4.00%, 06/01/23 (c)	110		112,160
5.00%, 06/01/27	100		112,812
Tobacco Settlement Financing Corp., Series A (RB)
5.00%, 06/01/23	2,000		2,049,793
5.00%, 06/01/28 (c)	150		165,355
5.00%, 06/01/28 (c)	640		701,206
5.00%, 06/01/28	655		727,016
			41,265,381
New Mexico: 0.5%
City of Farmington, New Mexico Pollution Control, Public Service Company of San Juan And Four Corners Projects, Series B (RB) 2.15%, 10/01/31 (c)	1,700		1,404,116
City of Farmington, New Mexico Pollution Control, Southern California Edison Company Four Corners Project, Series B (RB) 1.80%, 04/01/29	500		451,774
New Mexico Hospital Equipment Loan Council, Haverland Carter Lifestyle Group, Series C (RB) 2.38%, 08/09/22 (c)	400		392,169
			2,248,059
New York: 10.0%
Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB)
5.00%, 01/15/27 (c)	1,800		1,876,446
5.00%, 01/15/27 (c)	100		105,374
5.00%, 01/15/27 (c)	100		104,955
5.00%, 07/15/23	1,600		1,627,845
5.00%, 07/15/24	1,750		1,804,783
5.00%, 07/15/26	100		105,377

12

	Par (000’s	)	Value
New York (continued)
Build NYC Resource Corp., Brooklyn Navy Yard Cogeneration Partners, L.P. Project (RB) 5.00%, 12/31/28	$1,235		$1,215,676
Build NYC Resource Corporation, New World Preparatory Chapter School Project, Series A (RB) 4.00%, 06/15/31	275		266,982
Build NYC Resource Corporation, Richmond Preparatory Chapter School Project, Series A (RB) 4.00%, 06/01/29 (c)	595		573,067
County of Suffolk, Series A (GO) (AGM) 5.00%, 02/01/26	250		274,698
County of Suffolk, Series B (GO) (AGM) 5.00%, 10/15/26	250		279,021
Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB)
5.00%, 07/01/26 (c)	275		294,646
5.00%, 07/01/26 (c)	270		286,911
Huntington Local Development Corp., Gurwin Independent Housing, Inc., Fountaingate Gardens Project (RB) 4.00%, 07/01/27	1,000		970,423
Metropolitan Transportation Authority, Series A-1 (RB) 5.00%, 05/15/26 (c)	250		266,112
Metropolitan Transportation Authority, Series C-1 (RB) 5.00%, 05/15/28 (c)	250		273,550
Metropolitan Transportation Authority, Series D (RB)
5.00%, 11/15/26 (c)	500		533,138
5.00%, 05/15/28 (c)	560		609,745
Metropolitan Transportation Authority, Series D-1 (RB)
5.00%, 11/15/25 (c)	250		266,282
5.00%, 11/15/25 (c)	250		264,670
Monroe County Industrial Development Corp., Rochester regional Health Project, Series A (RB) 5.00%, 12/01/30 (c)	500		554,948
Monroe County Industrial Development Corp., St. Ann’s Community Project (RB) 4.00%, 01/01/26 (c)	1,000		928,663
New York Convention Center Development Corp. (RB) 5.00%, 11/15/25 (c)	500		542,727
	Par (000’s	)	Value
New York (continued)
New York State Dormitory Authority, Montefiore Medical Center, Series A (RB)
5.00%, 08/01/24	$250		$260,955
5.00%, 08/01/28 (c)	945		996,070
5.00%, 08/01/28 (c)	1,000		1,062,106
5.00%, 08/01/28 (c)	2,395		2,511,438
5.00%, 09/01/27	1,000		1,089,572
New York State Environmental Facilities Corp., Casella Waste Systems, Inc. Project (RB) (FHA 542 (C)) 2.75%, 09/02/25 (c) (p)	600		576,078
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
2.25%, 08/01/26	1,000		954,744
5.00%, 08/19/22 (c)	760		765,754
5.00%, 08/19/22 (c)	2,000		2,015,142
5.25%, 08/01/30 (c)	940		1,008,544
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project (RB)
4.00%, 10/01/30	2,000		2,015,463
5.00%, 01/01/28 (c)	785		826,300
5.00%, 01/01/28 (c)	780		824,635
5.00%, 01/01/28 (c)	3,255		3,410,226
New York Transportation Development Corp., John F. Kennedy International Airport Project (RB) 3.00%, 08/01/31	2,000		1,890,744
Niagara Area Development Corp., New York Solid Waste Disposal Facility, Series B (RB) 3.50%, 07/01/23 (c)	1,500		1,498,657
Port Authority of New York & New Jersey, Series 184 (RB)
5.00%, 10/15/25 (c)	500		544,842
5.00%, 09/01/24 (c)	270		286,609
5.00%, 09/01/24 (c)	250		265,432
Port Authority of New York & New Jersey, Series 214 (RB) 5.00%, 09/01/29 (c)	250		284,498
Port Authority of New York & New Jersey, Series 217 (RB) 3.00%, 10/01/28	550		556,845
Syracuse Industrial Development Agency, Carousel Center Project, Series A (RB)
5.00%, 01/01/26 (c)	1,130		998,350
5.00%, 01/01/26 (c)	750		677,121

13

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
New York (continued)
Town of Oyster Bay, Public Improvement, Series B (GO) (AGM) 3.25%, 02/01/26 (c)	$665		$689,866
Town of Ramapo, Public Improvement, Series A (GO) (FGIC)
4.00%, 05/15/23 (c)	120		118,760
4.12%, 05/15/23 (c)	100		99,024
Trust for Cultural Resources of The City of New York, Lincoln Center for the Performing Arts, Inc., Series A (RB) 5.00%, 12/01/30 (c)	1,000		1,181,233
TSASC, Inc., Tobacco Settlement Bonds, Series A (RB)
5.00%, 06/01/27 (c)	70		76,040
5.00%, 06/01/27	70		76,662
Ulster County Capital Resource Corp., Woodland Pond of New Paltz Project (RB) 4.00%, 09/15/24 (c)	375		353,725
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Series A (RB) 4.00%, 10/15/29	200		194,735
			42,136,209
North Carolina: 0.8%
North Carolina Eastern Municipal Power Agency, Series B (RB) (NATL) 6.00%, 01/01/25	125		137,306
North Carolina Medical Care Commission, Vedan Health (RB) 5.00%, 06/01/25 (c)	250		271,874
North Carolina Turnpike Authority, Triangle Expressway System (RB) 5.00%, 01/01/25	350		367,072
North Carolina Turnpike Authority, Triangle Expressway System (RB) (AGM) 5.00%, 01/01/29 (c)	500		571,276
North Carolina Turnpike Authority, Triangle Expressway System (RB) (BAM) 5.00%, 02/01/24	2,000		2,087,253
			3,434,781
North Dakota: 0.4%
County of Grand Forks, Red River Biorefinery, LLC Project, Series A (RB) 6.62%, 06/15/26 (c)	3,000		1,854,849
	Par (000’s	)	Value
Ohio: 1.4%
American Municipal Power, Inc., Series A (RB) 5.00%, 02/15/29	$500		$580,491
County of Cuyahoga, Health Care and Independent Living Facilities, Series A (RB) 5.00%, 05/15/29 (c)	1,000		1,029,325
County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
5.00%, 02/15/25	250		265,822
5.00%, 02/15/26	50		54,239
5.00%, 02/15/27	350		383,590
5.00%, 02/15/27 (c)	110		118,433
Ohio Air Quality Development Authority, American Electric Company Project, Series A (RB) 2.40%, 10/01/29 (c) (p)	500		467,050
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series A (RB) 3.25%, 09/01/29	2,000		1,951,866
Southern Ohio Port Authority, Purecycle Project, Series B (RB) (AGM) 10.00%, 12/01/26 (c)	1,000		1,012,443
			5,863,259
Oklahoma: 0.7%
Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB)
5.00%, 08/15/26	1,000		1,010,494
5.00%, 08/15/27	250		253,495
Tulsa Municipal Airport Trust, American Airlines, Inc. (RB) 5.00%, 06/01/25 (c) (p)	1,500		1,559,355
			2,823,344
Oregon: 0.1%
Oregon State Business Development Commission, Red Rock Biofuels LLC Clean Energy Project (RB) 11.50%, 04/01/26 (c) (d) *	500		30,000
Yamhill County Hospital Authority, Friendsview Retirement Community Oregon, Series A (RB) 5.00%, 11/15/24 (c)	325		324,021
			354,021
Pennsylvania: 4.5%
Allegheny County Industrial Development Authority, United States Steel Corp. Project (RB) 4.88%, 11/01/24	500		511,336

14

	Par (000’s	)	Value
Pennsylvania (continued)
Allentown Neighborhood Improvement Zone Development Authority (RB)
5.00%, 05/01/23	$155		$157,270
5.00%, 05/01/27	1,250		1,322,242
5.00%, 05/01/28	875		927,593
5.00%, 05/01/28	1,665		1,752,127
Berks County Industrial Development Authority, Tower Health Project (RB)
4.00%, 11/01/27 (c)	200		156,847
5.00%, 11/01/24	1,000		981,298
5.00%, 11/01/25	1,000		968,627
5.00%, 11/01/26	400		383,571
Berks County Municipal Authority, Tower Health Project, Series A (RB)
5.00%, 02/01/30	800		713,041
5.00%, 02/01/31	425		374,229
Berks County Municipal Authority, Tower Health Project, Series B-2 (RB) 5.00%, 02/01/27 (c) (p)	1,500		1,371,704
Berks County Municipal Authority, Tower Health Project, Series B-3 (RB) 5.00%, 02/01/30 (c) (p)	500		443,044
City of Philadelphia, Gas Works, Series 13 (RB) 5.00%, 08/01/25	80		87,127
Commonwealth Financing Authority, Tobacco Master Settlement Payment (RB) 5.00%, 06/01/23	500		512,537
Dauphin County General Authority University, Harrisburg University of Science and Technology Project (RB)
4.25%, 10/15/26	1,750		1,754,610
5.00%, 10/15/27	250		257,203
5.00%, 10/15/28 (c)	500		517,196
Doylestown Hospital Authority, Series A (RB) (SBG) 5.00%, 07/01/23 (c)	250		253,497
Fulton County Industrial Development Authority, Medical Center Project (RB) 4.00%, 07/01/26 (c)	505		510,316
Geisinger Authority Health System, Series C (RB) 5.00%, 04/01/30 (c) (p)	1,000		1,135,231
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB) 4.00%, 01/01/25	1,055		1,055,418
	Par (000’s	)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, The Pennsylvania Rapid Bridge Replacement Project (RB)
5.00%, 12/31/23	$125		$129,495
5.00%, 06/30/26	130		139,754
Pennsylvania Turnpike Commission, Series A-2 (RB) 5.00%, 06/01/26 (c)	100		109,329
Pennsylvania Turnpike Commission, Series E (RB) 6.00%, 12/01/27 (c)	645		759,634
Philadelphia Authority, Industrial Development, Philadelphia Electrical and Technology Charter School Project, Series A (RB) 4.00%, 06/01/31	575		568,651
Philadelphia Gas Works Co., Fourteenth Series (RB) 5.00%, 10/01/26	100		111,387
State Public School Building Authority, The School District of Philadelphia Project, Series A (RB) (SAW) 5.00%, 12/01/26 (c)	200		221,910
Susquehanna Area Regional Airport Authority, Series A (RB) 5.00%, 01/01/23 (c)	500		503,154
The Hospitals and Higher Education, Facilities Authority of Philadelphia (RB)
5.00%, 07/01/26	115		124,697
5.00%, 07/01/27 (c)	275		299,246
			19,113,321
Puerto Rico: 5.3%
Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
5.00%, 07/01/30	3,000		3,158,281
6.12%, 07/01/24	410		425,000
Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series B (RB)
5.00%, 07/01/28	1,000		1,051,205
5.00%, 07/01/31 (c)	2,000		2,089,872
Puerto Rico Commonwealth, Series A-1 (GO) (BAM-TCRS)
4.00%, 07/01/31 (c)	2,000		1,919,449
5.25%, 07/01/23	292		297,931
5.38%, 07/01/25	2,000		2,096,176
5.62%, 07/01/27	1,000		1,084,798
5.62%, 07/01/29	3,000		3,320,439
5.75%, 07/01/31	2,000		2,249,014

15

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Series UU (RB) (AGM) 5.00%, 08/29/22 (c)	$250		$254,447
Puerto Rico Highway and Transportation Authority, Series CC (RB) (AGM) 5.25%, 07/01/32	1,105		1,131,377
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Series A (RB) 6.62%, 08/29/22 (c)	100		103,367
Puerto Rico Municipal Finance Agency, Series A (RB) (AGM) 5.00%, 08/29/22 (c)	780		790,645
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB) 0.01%, 07/01/28 (c)	2,000		1,401,783
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB) (AGM) 0.01%, 07/01/28 (c)	1,308		1,012,793
			22,386,577
Rhode Island: 0.5%
Rhode Island Commerce Corp., Department of Transportation, Series A (RB)
5.00%, 05/15/30 (c)	250		286,918
5.00%, 05/15/30 (c)	400		463,855
Rhode Island Commerce Corp., Department of Transportation, Series B (RB) 5.00%, 06/15/26	155		171,915
Rhode Island Health and Educational Building Corp., Care New England, Series B (RB) 5.00%, 09/01/26 (c)	1,000		1,061,505
Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/23	115		117,473
			2,101,666
South Carolina: 0.8%
South Carolina Jobs-Economic Development Authority, High Point Academy Project, Series A (RB) 5.00%, 12/15/26 (c)	400		420,806
South Carolina Jobs-Economic Development Authority, Solid Waste Disposal, Series A (RB)
5.25%, 07/01/25 (c)	755		823,652
6.00%, 06/01/28 (c)	1,000		903,669
South Carolina Jobs-Economic Development Authority, The Woodlands at Furman (RB) 4.00%, 11/15/24 (c)	360		356,600
	Par (000’s	)	Value
South Carolina (continued)
South Carolina Public Service Authority, Series A (RB)
5.00%, 06/01/25 (c)	$290		$309,231
5.00%, 06/01/26 (c)	525		561,352
			3,375,310
Tennessee: 0.9%
Blount County, Health and Educational Facilities Board, Series A (RB) 5.00%, 01/01/25 (c)	500		425,235
Memphis-Shelby County Industrial Development Board, Graceland Project, Series A (TA) 4.75%, 07/01/27	105		94,004
Tennergy Corporation Gas Supply Series A (RB) 4.00%, 09/01/28 (c) (p)	1,750		1,792,201
Tennessee Energy Acquisition Corp., Commodity Project, Series A (RB) 5.00%, 11/01/31 (c) (p)	1,000		1,085,616
Tennessee Energy Acquisition Corp., Gas Project, Series A (RB) 5.25%, 09/01/26	525		567,039
			3,964,095
Texas: 7.4%
Austin Convention Enterprises, Inc., Convention Center Hotel, First Tier, Series A (RB)
5.00%, 01/01/27 (c)	1,155		1,213,946
5.00%, 01/01/27 (c)	1,200		1,255,393
Austin Convention Enterprises, Inc., Convention Center Hotel, First Tier, Series A (RB) (SAW) 5.00%, 01/01/26	250		263,918
Austin Convention Enterprises, Inc., Convention Center Hotel, Second Tier, Series A (RB) 5.00%, 01/01/27 (c)	500		509,139
Board of Regents of the University of Texas System, Series A (RB) (AGM) 5.00%, 08/15/29 (c)	50		58,757
Calhoun County Navigation Industrial Development Authority, Max Midstream Texas LLC Project, Series A (RB) 3.62%, 07/01/24 (c)	2,465		2,401,249
Central Texas Regional Mobility Authority, Series B (RB) 5.00%, 01/01/31 (c)	750		852,767
Central Texas Regional Mobility Authority, Series C (RB) 5.00%, 01/01/26 (c)	2,000		2,168,787

16

	Par (000’s	)	Value
Texas (continued)
Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24	$120		$126,497
City of Austin, Texas Airport System (RB)
5.00%, 11/15/24 (c)	395		416,817
5.00%, 11/15/25	625		678,616
City of Houston, Airport System, Series C (RB) 5.00%, 07/01/27	180		200,561
City of Houston, Airport System, United Airlines, Inc. Terminal E Project (RB) 5.00%, 07/01/24 (c)	2,250		2,294,435
City of Houston, Airport System, United Airlines, Inc. Terminal E Project, Series A (RB) 5.00%, 07/01/27	250		260,033
City of Houston, Continental Airlines, Inc., Terminal Improvement Projects (RB) 6.50%, 08/29/22 (c)	200		201,043
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Airport Improvement Projects, Series C (RB) 5.00%, 07/15/27	1,000		1,040,252
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Technical Operations Center Project (RB) 5.00%, 07/15/28	1,500		1,559,390
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Terminal E Project (RB) 4.75%, 07/01/24	545		552,565
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Terminal Improvement Projects, Series B-1 (RB) 5.00%, 07/15/25 (c)	1,000		1,022,002
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Terminal Improvement Projects, Series B-2 (RB) 5.00%, 07/15/27	2,750		2,860,692
Clifton Higher Education Finance Corp., Series A (RB)
4.62%, 08/15/25	80		80,761
5.12%, 08/15/25 (c)	200		203,695
6.00%, 03/01/24 (c)	1,345		1,384,293
	Par (000’s	)	Value
Texas (continued)
Clifton Higher Education Finance Corp., Series D (RB) 5.25%, 08/15/25 (c)	$500		$516,964
Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	335		334,337
Harris County, Houston Sports Authority, Junior Lien, Series H (RB) (NATL) 0.01%, 11/15/29	315		241,391
Love Field Airport Modernization Corp., Southwest Airlines Co. (RB) 5.00%, 11/01/22 (c)	1,000		1,006,892
Lower Colorado River Authority, LCRA Transmission Services Corp. Project (RB)
5.00%, 05/15/25 (c)	335		357,566
5.00%, 05/15/29 (c)	200		226,229
Matagorda County District No. 1, Pollution Control, Series B (RB) (AMBAC) 4.55%, 05/01/30	105		113,259
Mesquite Health Facility Development Corp., Christian Care Centers, Inc. Project (RB) (NATL) 5.00%, 02/15/26 (c) (d) *	300		249,000
Mission Economic Development Corp., Senior Lien, Natgasoline Project (RB) 4.62%, 08/19/22 (c)	1,000		1,026,794
New Hope Cultural Education Facilities Finance Corp., Carillon Lifecare Community Project (RB) 4.00%, 07/01/24 (c)	1,000		914,679
New Hope Cultural Education Facilities Finance Corp., Cumberland Academy, Series A (RB) 4.00%, 08/15/25 (c)	1,000		977,125
New Hope Cultural Education Facilities Finance Corp., Legacy Preparatory Charter Academy, Series A (RB) 5.25%, 02/15/23 (c)	225		231,620
New Hope Cultural Education Facilities Finance Corp., MRC Crestview Project (RB) 5.00%, 11/15/24 (c)	850		927,762
New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB)
5.00%, 07/01/23	100		85,000
5.00%, 07/01/24	100		85,000

17

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Texas (continued)
North Texas Tollway Authority, First Tier, Series D (RB) (AGC) 0.01%, 01/01/29	$405		$338,229
North Texas Tollway Authority, Second Tier, Series B (RB) 5.00%, 01/01/26 (c)	185		203,292
Port Beaumont Navigation District, Texas Dock & Wharf Facility, Series A (RB) 2.62%, 07/01/23 (c)	550		464,555
SA Energy Acquisition Public Facility Corp. (RB)
5.50%, 08/01/24	55		57,908
5.50%, 08/01/25	125		134,130
5.50%, 08/01/27	110		121,874
Tarrant County Cultural Education Facilities Finance Corp., MRC Stevenson Oaks Project, Series A (RB) 6.25%, 11/15/27 (c)	250		264,881
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility (RB) 4.00%, 05/15/24 (c)	275		273,212
Texas Municipal Gas Acquisition and Supply Corp. I, Senior Lien, Series A (RB)
5.25%, 12/15/23	15		15,545
5.25%, 12/15/24	60		63,446
5.25%, 12/15/25	100		107,655
Texas Municipal Gas Acquisition and Supply Corp. III (RB) 5.00%, 12/15/28	350		383,812
			31,327,765
Utah: 0.5%
Utah Charter School Finance Authority, Freedom Academy Foundation Project (RB) 4.50%, 06/15/27	800		812,086
Utah Salt Lake City, International Airport, Series A (RB) 5.00%, 07/01/31	1,000		1,156,966
			1,969,052
Virgin Islands: 0.8%
Matching Fund Special Purpose Securitization Corp., Virgin Island, Series A (RB) 5.00%, 10/01/32	1,000		1,076,728
Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes, Series C (RB)
5.00%, 10/01/24 (c)	1,000		981,747
5.00%, 10/01/24	300		300,233
Virgin Islands Water & Power Authority, Series B (RB) 5.00%, 08/29/22 (c)	55		54,063
	Par (000’s	)	Value
Virgin Islands (continued)
5.00%, 08/29/22 (c)	$150		$149,212
5.00%, 08/29/22 (c)	75		74,123
5.00%, 08/29/22 (c)	620		605,898
			3,242,004
Virginia: 1.3%
Albemarle County, Virginia Economic Development Authority, Series A (RB) 4.62%, 01/01/23 (c)	800		808,656
Amherst Industrial Development Authority, Educational Facilities, Sweet Briar College (RB) 4.75%, 08/29/22 (c)	140		130,273
Chesapeake Bay Bridge and Tunnel District, First Tier (RB) 5.00%, 11/01/23	500		517,208
Peninsula Town Center Community Development Authority (RB) 4.50%, 09/01/27 (c)	325		316,392
Roanoke County Economic Development Authority, Series A (RB) 4.75%, 09/01/26 (c)	1,835		1,595,602
Roanoke Economic Development Authority, Residential Care Facility (RB) 4.30%, 09/01/27 (c)	1,525		1,258,364
Virginia College Building Authority, Marymount University Project, Series B (RB) 5.25%, 07/01/25 (c)	710		734,355
			5,360,850
Washington: 1.6%
King County, Public Hospital District No. 4, Snoqualmie Valley Hospital, Series A (RB) 5.00%, 12/01/25	140		142,531
Klickitat County, Public Hospital District No. 2 (RB) 4.00%, 12/01/27	880		849,610
Washington Health Care Facilities Authority, CommonSpirit Health, Series B-2 (RB) 5.00%, 08/01/25 (c) (p)	480		508,174
Washington State, Convention Center Public Facilities District (RB) 4.00%, 07/01/31	2,250		2,234,705
Washington State, Convention Center Public Facilities District, Series B (RB) 4.00%, 07/01/31 (c)	250		254,906

18

	Par (000’s	)	Value
Washington (continued)
Washington State, Convention Center Public Facilities District, Series B (RB) (AGM) 4.00%, 07/01/31 (c)	$1,000		$1,027,486
Washington State, Housing Finance Commission, Herons Key Senior Living, Series A (RB) 6.00%, 07/01/25	725		752,952
Washington State, Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB)
3.75%, 07/01/26	185		180,260
4.00%, 01/01/25 (c)	500		494,956
5.00%, 01/01/25 (c)	365		368,725
			6,814,305
West Virginia: 0.5%
County of Ohio, Fort Henry Centre Tax Increment Financing District No. 1, The Highlands Project (TA)
3.00%, 08/29/22 (c)	280		274,499
4.75%, 08/29/22 (c)	680		680,134
West Virginia Economic Development Authority, Arch Resources Project (RB) (SAW) 4.12%, 07/01/25 (c) (p)	1,000		1,003,277
West Virginia Hospital Finance Authority, West Virginia University Health System, Series A (RB) 5.00%, 06/01/26	150		164,772
			2,122,682
Wisconsin: 1.6%
Public Finance Authority, Celanese Corp., Series C (RB) 4.30%, 05/01/26 (c)	1,000		1,027,821
	Par (000’s	)	Value
Wisconsin (continued)
Public Finance Authority, Grand Hyatt San Antonio Hotel Acquisition Project, Series A (RB) 3.75%, 02/01/32	$850		$851,185
Public Finance Authority, Living Community First Mortgage (RB) 4.25%, 05/01/27 (c)	455		424,728
Public Finance Authority, North Carolina Charter Educational Foundation Project, Series A (RB) 4.10%, 06/15/26	550		523,275
Public Finance Authority, Penick Village (RB) 4.00%, 09/01/26 (c)	545		507,265
Public Finance Authority, Phoenix Academy Project, Series A (RB) 5.00%, 06/15/24 (c)	150		147,200
Public Finance Authority, Prime Healthcare Foundation, Inc., Series A (RB) 5.00%, 12/01/27	1,765		1,857,985
Public Finance Authority, Waste Management, Inc. Project, Series A-1 (RB) 2.62%, 11/01/25	1,050		1,034,998
Wisconsin Health and Educational Facilities Authority, American Baptist Homes of the Midwest (RB)
3.50%, 08/01/22	25		25,000
5.00%, 08/01/24 (c)	250		248,474
			6,647,931
Total Municipal Bonds: 99.2% (Cost: $443,692,700)			418,763,967
Other assets less liabilities: 0.8%			3,417,049
NET ASSETS: 100.0%			$422,181,016

Definitions:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Assurance Co.
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
TA	Tax Allocation

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
19

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

(p)	Putable Security — the redemption date shown is when the security may be redeemed by the investor
(d)	Security in default
*	Non-income producing
^	Zero Coupon Bond

Summary of Investments by Sector	% of Investments	Value
Airport	4.1%	$17,052,310
Education	2.0	8,250,345
Health	6.6	27,437,079
Hospitals	7.3	30,670,602
Industrial Development Revenue	14.8	62,167,128
Leasing COPS & Appropriations	9.2	38,670,024
Local GO	9.0	37,854,793
Misc	2.5	10,637,063
Multi-Family Housing	0.1	487,294
Pollution Control	0.7	2,839,519
Power	3.6	15,037,074
Refunded	2.5	10,554,049
State GO	8.6	36,059,521
Tax	9.5	39,588,177
Tobacco	1.1	4,426,082
Toll & Turnpike	2.3	9,766,683
Transportation	7.3	30,594,036
Unassigned	0.6	2,607,273
Utilities - Other	5.3	21,977,625
Water & Sewer	2.9	12,087,290
	100.0%	$418,763,967

*	See Schedule of Investments for geographic sector breakouts.
20